Summary of Significant Accounting Policies - Schedule of Translation of Foreign Currencies Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023
Period End USD: TWD [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Exchange rates of respective periods	32.79	30.62
Average USD: TWD [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Exchange rates of respective periods	32.1064	31.1525
Period End USD: JPY [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Exchange rates of respective periods	157.37	140.92
Average USD: JPY [Member]
Schedule of Translation of Foreign Currencies Exchange Rates [Line Items]
Exchange rates of respective periods	151.4551	140.5001